Property, Plant and Equipment - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments to acquire property, plant and equipment	¥ 4,520	¥ 1,134
Impairment loss	4,168	31,617	¥ 43,708
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	3,803	25,711
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	¥ 125	¥ 5,802